Jacobs Engineering Group Inc.

1111 S. Arroyo Parkway

Pasadena, California 91105

via EDGAR

December	13, 2005

United States Securities and Exchange Commission

450 Fifth St., N.W.

Washington, DC 20549-1004

Re:	Jacobs Engineering Group Inc.
File No.: 1-7463
2005 Annual Report on Form 10-K

Ladies and Gentlemen:

Please be advised that the subject Form 10-K being filed today contains financial statements which do not reflect any changes from the preceding year in any accounting principle or practice, or in the method of applying any such principle or practice.

Very truly yours,

/s/    John W. Prosser, Jr.

John W. Prosser, Jr.

Executive Vice President

Finance and Administration